INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL	INTANGIBLE ASSETS OTHER THAN GOODWILL
The details of intangible assets are as follows:

	Classes of intangible assets (net)		Classes of intangible assets (gross)
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$
Airport slots	658,949	625,368	658,949	625,368
Loyalty program	219,636	203,791	219,636	203,791
Computer software	156,337	143,550	597,164	518,971
Developing software	117,010	107,652	117,010	107,651
Other assets	54	25	1,369	1,315
Total	1,151,986	1,080,386	1,594,128	1,457,096
a)Movement in Intangible assets other than goodwill:

	Computer software and others Net	Developing software	Airport slots	Loyalty program (1)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	139,341	68,521	627,742	210,955	1,046,559
Additions	—	82,798	—	—	82,798
Withdrawals	(275)	(429)	—	—	(704)
Transfer software and others	46,144	(45,657)	—	(352)	135
Foreign exchange	(3,571)	(359)	(40,528)	(14,276)	(58,734)
Amortization	(45,377)	-	-	(5,785)	(51,162)
Closing balance as of December 31, 2021	136,262	104,874	587,214	190,542	1,018,892
Opening balance as of January 1, 2022	136,262	104,874	587,214	190,542	1,018,892
Additions	47	66,820	—	—	66,867
Withdrawals	(2,947)	(245)	—	—	(3,192)
Transfer software and others	61,212	(63,658)	—	—	(2,446)
Foreign exchange	3,359	(139)	38,154	13,249	54,623
Amortization	(54,358)	—	—	—	(54,358)
Closing balance as of December 31, 2022	143,575	107,652	625,368	203,791	1,080,386
Opening balance as of January 1, 2023	143,575	107,652	625,368	203,791	1,080,386
Additions	298	78,846	—	—	79,144
Transfer software and others	69,210	(69,928)	—	—	(718)
Foreign exchange	2,612	440	33,581	15,845	52,478
Amortization	(59,304)	—	—	—	(59,304)
Closing balance as of December 31, 2023	156,391	117,010	658,949	219,636	1,151,986
The amortization of each period is recognized in the consolidated income statement within administrative expenses.

The cumulative amortization of computer software and others as of December 31, 2023 amounts to ThUS$442,142 (ThUS$414,614 as of December 31, 2022).
b)Impairment Test Intangible Assets with an indefinite useful life
As of December 31, 2023, the Company maintains only the CGU “Air Transport”.

The CGU “Air transport” considers the transport of passengers and cargo, both in the domestic markets of Chile, Peru, Argentina, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe, Africa and Oceania.

As of December 31, 2023, in accordance with the accounting policy, the Company performed the annual impairment test.

The recoverable amount of the CGU was determined based on calculations of the value in use. These calculations use projections of 5 years of cash flows after taxes from the financial budgets approved by management. Cash flows beyond the budgeted period are extrapolated using growth rates and estimated average volumes, which do not exceed long-term average growth rates.

Management’s cash flow projections included significant judgements and assumptions related to annual revenue growth rates, discount rate, inflation rates, the exchange rate and the price of fuel. The annual revenue growth rate is based on past performance and management’s expectations of market development in each of the countries in which it operates. The discount rates used for the CGU "Air transport" are determined in US dollars, after taxes, and reflect specific risks related to the relevant countries of each of the operations. Inflation rates and exchange rates are based on the data available from the countries and the information provided by the Central Banks of the various countries where it operates, and the price of fuel is determined based on estimated levels of production, the competitive environment of the market in which they operate and their commercial strategy.

The recoverable values were determined using the following assumptions:

CGU Air transport
Annual growth rate (Terminal)%		0.0 – 4.3
Exchange rate	R$/US$	5.28 – 5.57
Discount rate based on the Weighted Average Cost of Capital (WACC)%		8.70 – 10.70
Fuel Price	US$/barrel	100

The result of the impairment test, which includes a sensitivity analysis of its main variables, showed that the recoverable amount exceeded the book value of the cash-generating unit, and therefore no impairment was identified.

The CGU is sensitive to annual growth rates, discounts and exchange rates and fuel price. The sensitivity analysis included the individual impact of changes in critical estimates in determining recoverable amounts, namely:

	Increase WACC Maximum	Decrease rate Terminal growth Minimal	Increase fuel price Maximum US$/barrel
	%	%
Air Transportation CGU	10.7	0	100

In none of the above scenarios an impairment of the cash-generating unit was identified.